Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Financial Position [Abstract]
Discount related to convertible promissory notes	$ 0	$ 0	$ 90,989
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	1,781,000	1,541,000	848,167
Common stock, shares outstanding	1,781,000	1,541,000	848,167